Condensed Consolidated Statements of Stockholders' Equity / (Deficit) - USD ($)	Common Stock [Member]	Common Stock [Member] Convertible Notes To Warrants [Member]	Common Stock [Member] Convertible Notes to Equity [Member]	Common Stock [Member] Conversion of Whiskey Notes [Member]	Common Stock [Member] Warrant [Member]	Common Stock [Member] Prepaid Warrants [Member]	Common Stock [Member] Prepaid Warrants [Member] Convertible Notes to Equity [Member]	Common Stock [Member] Prepaid Warrants [Member] Conversion of Whiskey Notes [Member]	Common Stock [Member] Private Placement [Member]	Common Stock [Member] Factoring Agreements [Member]	Common Stock [Member] IPO [Member]	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Convertible Notes To Warrants [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Convertible Notes to Equity [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Conversion of Whiskey Notes [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Warrant [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Private Placement [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Factoring Agreements [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] IPO [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Convertible Notes To Warrants [Member]	Additional Paid-in Capital [Member] Convertible Notes to Equity [Member]	Additional Paid-in Capital [Member] Conversion of Whiskey Notes [Member]	Additional Paid-in Capital [Member] Warrant [Member]	Additional Paid-in Capital [Member] Private Placement [Member]	Additional Paid-in Capital [Member] Factoring Agreements [Member]	Additional Paid-in Capital [Member] IPO [Member]	Retained Earnings [Member]	Retained Earnings [Member] Convertible Notes To Warrants [Member]	Retained Earnings [Member] Convertible Notes to Equity [Member]	Retained Earnings [Member] Conversion of Whiskey Notes [Member]	Retained Earnings [Member] Warrant [Member]	Retained Earnings [Member] Private Placement [Member]	Retained Earnings [Member] Factoring Agreements [Member]	Retained Earnings [Member] IPO [Member]	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]	Total	Convertible Notes To Warrants [Member]	Convertible Notes to Equity [Member]	Conversion of Whiskey Notes [Member]	Warrant [Member]	Private Placement [Member]	Factoring Agreements [Member]	IPO [Member]
Balance at Dec. 31, 2022	$ 67																					$ 31,414,699								$ (38,046,057)										$ (6,631,291)
Common stock, shares outstanding (in shares) at Dec. 31, 2022	381,556
Shares Repurchased																						(11,340)																		(11,340)
Net Loss																														(36,798,419)										(36,798,419)
Shares Repurchased (in shares)	(72)
Share-based Compensation																						18,594																		18,594
Balance at Dec. 31, 2023	$ 67																					31,421,953								(74,844,476)										$ (43,422,456)
Common stock, shares outstanding (in shares) at Dec. 31, 2023	381,484																																							381,484
Preferred stock, shares outstanding (in shares) at Dec. 31, 2023																																								0
Net Loss																														452,839										$ 452,839
Acquisition of Thinking Tree Spirits	$ 5																					(5)
Acquisition of Thinking Tree Spirits (in shares)	50,958
Share-based Compensation																						0
Balance at Mar. 31, 2024	$ 72																					31,421,948								(74,391,637)										(42,969,617)
Common stock, shares outstanding (in shares) at Mar. 31, 2024	432,442
Balance at Dec. 31, 2023	$ 67																					31,421,953								(74,844,476)										$ (43,422,456)
Common stock, shares outstanding (in shares) at Dec. 31, 2023	381,484																																							381,484
Preferred stock, shares outstanding (in shares) at Dec. 31, 2023																																								0
Initial Public Offering of Common Stock											$ 169					$ 9	$ 33	$ 7								$ (9)	$ 3,290,567	$ 719,912	$ 3,591,910																$ 3,290,600	$ 719,919	$ 3,592,079
Initial Public Offering of Common Stock (in shares)											1,687,500					93,789	329,060	71,991
Exercise of Warrants to Purchase Common Stock	$ 32																					(32)
Exercise of Warrants to Purchase Common Stock (in shares)	317,853
Shares Repurchased																						(3,690)																		(3,690)
Net Loss																														710,458										710,458
Acquisition of Thinking Tree Spirits	$ 5																					670,681																		670,686
Acquisition of Thinking Tree Spirits (in shares)	50,958
Issuance of Warrants to Purchase Common Stock																						8,828					$ 1,397,998													8,828					$ 1,397,998
Common Stock Exchanged for Prepaid Warrants - Whiskey Notes and related Warrant Liabilities	$ (3)		$ (193)	$ (197)																		3		$ 193	$ 197
Common Stock Exchanged for Prepaid Warrants - Whiskey Notes and related Warrant Liabilities (in shares)						(32,728)	(1,927,800)	(1,969,192)
2022 Convertible Note Warrants Reclassified from Liability to Equity																							$ 1,873,000																		$ 1,873,000
Conversion of Whiskey Notes and Related Warrant Liabilities to Equity			$ 382	$ 295																				15,277,786	11,783,773																	$ 15,278,168	$ 11,784,068
Conversion of Whiskey Notes and Related Warrant Liabilities to Equity (in shares)			3,819,542	2,946,015
Shares Repurchased (in shares)	(21)
Share-based Compensation																						4,892,110																		4,892,110
Balance at Dec. 31, 2024	$ 556											$ 49										74,925,180								(74,134,018)										$ 791,767
Common stock, shares outstanding (in shares) at Dec. 31, 2024	5,273,611																																							5,273,611
Preferred stock, shares outstanding (in shares) at Dec. 31, 2024												494,840									494,840																			494,840
Initial Public Offering of Common Stock																				$ 17		1,679,793																		$ 1,679,810
Initial Public Offering of Common Stock (in shares)																				167,981
Exercise of ELOC Commitment Warrant	$ 7																					60																		67
Exercise of ELOC Commitment Warrant (in shares)	67,162
ELOC Agreement Sales of Common Stock	$ 33																					232,394																		232,427
ELOC Agreement Sales of Common Stock (in shares)	330,014
Exercise of Warrants to Purchase Common Stock	$ 125																					(125)
Exercise of Warrants to Purchase Common Stock (in shares)	1,250,777
Shares Repurchased
Net Loss																														(3,033,047)										(3,033,047)
Acquisition of Thinking Tree Spirits (in shares)	50,958
Conversion of Whiskey Notes and Related Warrant Liabilities to Equity			$ 382	$ 295																				$ 15,277,786	$ 11,783,773
Conversion of Whiskey Notes and Related Warrant Liabilities to Equity (in shares)			3,819,542
Share-based Compensation																						0
Balance at Mar. 31, 2025	$ 721											$ 49								$ 17		$ 76,837,302								$ (77,167,065)										$ (328,976)
Common stock, shares outstanding (in shares) at Mar. 31, 2025	6,921,564																																							6,921,564
Preferred stock, shares outstanding (in shares) at Mar. 31, 2025												494,840								167,981																		494,840	167,981